UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 535 Madison Avenue, 36th Floor
         New York, NY  10022

13F File Number:  028-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-396-8796

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     February 01, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $62,610 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAG PHARMACEUTICALS INC       COM              00163U106     1293    34000 SH       SOLE                    34000        0        0
ASSISTED LIVING CONCPT NEV N   CL A NEW         04544X300     3900   147905 SH       SOLE                   142565        0     5340
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     5419   240218 SH       SOLE                   228118        0    12100
CACI INTL INC                  CL A             127190304     2104    43077 SH       SOLE                    40077        0     3000
CAREFUSION CORP                COM              14170T101     2376    95000 SH       SOLE                    95000        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206     2125   226100 SH       SOLE                   226100        0        0
ICONIX BRAND GROUP INC         COM              451055107     1267   100000 SH       SOLE                   100000        0        0
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1062   183114 SH       SOLE                   183114        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     1010  1464299 SH       SOLE                  1464299        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     7357   760851 SH       SOLE                   760851        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206      196    20000 SH       SOLE                        0        0    20000
LINCOLN EDL SVCS CORP          COM              533535100     7225   333410 SH       SOLE                   323410        0    10000
MEDIDATA SOLUTIONS INC         COM              58471A105     1562   100000 SH       SOLE                   100000        0        0
MILLER HERMAN INC              COM              600544100     1926   120456 SH       SOLE                   120456        0        0
NBTY INC                       COM              628782104     4450   102200 SH       SOLE                    97200        0     5000
REGIS CORP MINN                COM              758932107     1521    97706 SH       SOLE                    91706        0     6000
REIS INC                       COM              75936P105      533    86709 SH       SOLE                    86709        0        0
REPUBLIC SVCS INC              COM              760759100     2831   100000 SH       SOLE                   100000        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     2585   337962 SH       SOLE                   324962        0    13000
SAPIENT CORP                   COM              803062108     2611   315721 SH       SOLE                   300721        0    15000
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     2751    39100 SH       SOLE                    37100        0     2000
SL GREEN RLTY CORP             COM              78440X101     1807    35970 SH       SOLE                    35970        0        0
VITACOST COM INC               COM              92847A200      104    10000 SH       SOLE                        0        0    10000
WESTERN UN CO                  COM              959802109     4595   243753 SH       SOLE                   233753        0    10000